Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
At beginning of period	¥ 16,279,098	¥ 13,536,965	¥ 12,781,692
Gains (losses) arising during the period, before tax	(32,479)	528,441	304,252
At end of period	16,488,594	16,279,098	13,536,965
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period	1,177	9,433	520
Gains (losses) arising during the period, before tax	9,511	(11,900)	12,847
Income tax (expense) benefit for changes arising during the period	(3,013)	3,644	(3,934)
At end of period	¥ 7,675	¥ 1,177	¥ 9,433